Segment Information and Revenue Analysis	12 Months Ended
Sep. 30, 2025
Segment Information and Revenue Analysis [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	Segment information and revenue analysis

We follow ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. We believe that we operate in two business segments which comprised of sales of yarns and sales of finished garments; and we operate in one geographical location China.

Revenues are recognized when control of the goods are transferred to our customers in an amount that reflects the considerations we expect to be entitled to and receive in exchange for good delivered.

We disaggregate our revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales revenues comprised the following:

	Years ended September 30,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Sales of yarns	77,040,009	93%	83,269,024	95%	32,421,473	4,554,217	95%
Sales of finished garments	5,523,742	7%	4,353,371	5%	1,726,463	242,515	5%
	82,563,751	100%	87,622,395	100%	34,147,936	4,796,732	100%

Direct costs comprised the following:

	Years ended September 30,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Sales of yarns	73,902,110	94%	78,630,523	96%	31,828,375	4,470,905	96%
Sales of finished garments	4,421,473	6%	3,574,985	4%	1,370,056	192,451	4%
	78,323,583	100%	82,205,508	100%	33,198,431	4,663,356	100%

Gross profit comprised the following:

	Years ended September 30,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Sales of yarns	3,137,899	74%	4,638,501	86%	593,098	83,312	62%
Sales of finished garments	1,102,269	26%	778,386	14%	356,407	50,064	38%
	4,240,168	100%	5,416,887	100%	949,505	133,376	100%